BORROWING, FINANCING AND DEBENTURES - Schedule of maturity analysis for non-current borrowings (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings, financing and debentures	R$ 11,771,763	R$ 10,017,264
2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, financing and debentures	0	586,002
2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, financing and debentures	2,812,260	6,306,782
2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, financing and debentures	2,249,609	3,124,480
2025 onwards [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, financing and debentures	R$ 6,709,894	R$ 0